INVENTORIES (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 3,677	$ 3,330
Work-in-progress	2,357	3,838
Finished goods	7,414	6,729
Total Inventories	$ 13,448	$ 13,897